Statutory Reserves and Restricted Net Assets - Additional Information (Details) - PRC	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Statutory Accounting Practices [Line Items]
Statutory reserve funds	¥ 63,030,266	$ 9,053,731	¥ 57,726,641
Restricted net assets	¥ 509,435,466	$ 73,175,826	¥ 394,424,291